Related party transactions	3 Months Ended
Dec. 31, 2022
Disclosure Of Related Party [Abstract]
Related party transactions

14. Related party transactions

14.1 Related Party Transactions

During the three months ended December 31, 2022, we entered into an agreement with VZZ through our subsidiary Golden Valley, whereby, among other things, our subsidiary would transfer to VZZ interests in 12 prospective properties held by it in exchange for royalties thereon. Also, we entered into a strategic alliance with IZZ, which provides us with a right of first refusal on any royalty or similar interest sold by IZZ in Australia. The strategic alliance includes a royalty referral arrangement which will provide us with the opportunity to acquire certain royalties identified by IZZ in Australia in consideration for which IZZ will retain an interest in the underlying royalty on a carried-basis. Glenn Mullan is the President and Chief Executive Officer of VZZ and IZZ, and a director of the Company.

During the year ended September 30, 2022, the Company incurred $136 (2021: $71) in technology expenses for website design, hosting and maintenance service provided by Blender. Blender is controlled by a family member of Amir Adnani, a director of the Company. On October 12, 2021, the Company issued 120,000 GRC Shares to Blender as the compensation for the expanded scope of digital marketing services to be provided by Blender for a contract term ending on June 27, 2022. During the year ended September 30, 2022, the Company recognized share-based compensation expense of $626 (2021: $nil) in respect of this contract. No expense was recognized during the three months ended December 31, 2022.

Related party transactions are based on the amounts agreed to by the parties.

14.2 Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity. Total management salaries and directors' fees incurred for services provided by key management personnel of the Company for the three months ended December 31, 2022 and the year ended September 30, 2022 are as follows:

	For the three months ended	For the year ended	For the year ended
	December 31, 2022	September 30, 2022	September 30, 2021
	($)	($)	($)
Management salaries	275	1,453	939
Directors’ fees	102	442	233
Share-based compensation	788	1,628	2,154
	1,165	3,523	3,326

The amount payable to management and directors of $23, $582 and $632 as at December 31, 2022, September 30, 2022 and September 30, 2021 were included in accounts payable and accrued liabilities. Such payables were fully settled subsequent to period end.